UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Jersey City, NJ	07311
(Address of principal executive offices)	(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2021

SunAmerica Series, Inc.

◼  AIG Asset Allocation Funds

◼  AIG Focused Dividend Strategy Fund

◼  AIG Strategic Value Fund

◼  AIG Select Dividend Growth Fund

aig.com/funds

Table of Contents

A Message from the President	2
Expense Example	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Portfolio of Investments	16
Notes to Financial Statements	32
Results of Special Shareholder Meetings	51

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

All of us at AIG and SunAmerica Asset Management, along with our Fund subadvisers, hope this semi-annual report finds you and yours safe and well during these persistently challenging times.

As the COVID-19 pandemic continues to evolve, know that we remain focused on continuing to serve our Fund shareholders. As such, we are pleased to present this semi-annual update for SunAmerica Series, Inc. (the "Series"), including the AIG Multi-Asset Allocation Fund, AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, AIG Strategic Value Fund and AIG Select Dividend Growth Fund (the "Funds"), covering the six-month period ended April 30, 2021.

Overall, global equities and commodities advanced, while global bonds generated negative returns. Virtually all asset classes saw ongoing volatility during the semi-annual period.

As the semi-annual period began in November 2020, global equities rose. COVID-19 infections hit new highs in several countries, but equity markets gained in the last two months of the calendar year after two COVID-19 vaccines demonstrated high efficacy rates in Phase 3 trials and the U.S. government agreed on a pandemic relief plan that extended many of the CARES Act support measures. The European Central Bank ("ECB") expanded its monetary stimulus program, and the European Union and China struck an agreement on an investment treaty even as the U.S. government strengthened its sanctions on companies with links to the Chinese military. The European Union and the U.K. also agreed to a trade deal, ending four years of political negotiations and setting the terms for a post-Brexit† future. U.S. equities in particular were bolstered by better than expected third quarter 2020 corporate earnings, economic resilience, substantial monetary support from the Federal Reserve (the "Fed"), resolution of the U.S. presidential elections and optimism that COVID-19 vaccines would support a broad re-opening of the U.S. economy.

Due primarily to short-lived trading anomalies in certain stocks, global equities posted negative returns in January 2021 but then rose for a fourth straight quarter in the first quarter of 2021 overall. Markets, including U.S. equities, rallied amid the accelerating global rollout of COVID-19 vaccines, favorable outlook for global economic growth, substantial support from governments and central banks, and upbeat forecasts for corporate earnings. These positive drivers more than offset growing expectations for higher inflation and still-concerning trends in COVID-19 infections. The European Parliament approved the Recovery and Resilience Facility to provide €672.5 billion in grants and loans to help European Union countries alleviate the social and economic effects of the pandemic, while President Biden signed into law a U.S.$1.9 trillion COVID-19 relief bill aimed at individuals and small businesses.

In April 2021, global equities advanced, fueled by optimism around a sharp increase in global economic growth, ongoing fiscal and monetary stimulus, strong corporate earnings and expanding COVID-19 vaccine rollouts – despite the pandemic's case count worldwide reaching new highs. U.S. equities registered their best monthly performance since November 2020, with favorable sentiment overshadowing concerns about the risks of higher taxes, supply-chain disruptions, inflation pressures and signs of frothy valuations in some areas of the market.

The broad global fixed income market posted a negative return for the semi-annual period overall. Global government bond yields ended the fourth quarter of 2020 mixed. Yield curves in the dollar-bloc economies, including the U.S., Australia, Canada and New Zealand, steepened, while yields in the U.K. and Germany drifted lower. Then, in the first quarter of 2021, government bond yields moved sharply higher. U.S. Treasuries registered their worst quarterly return since 1980, driven by COVID-19 vaccine rollout progress, unprecedented fiscal stimulus and the Fed's commitment to not preemptively hike rates in response to any transitory rise in inflation during the economic rebound. In turn, the U.S. Treasury yield curve steepened rapidly, which spilled over to other major markets, including the dollar-bloc economies. Chinese sovereign bonds represented the lone market among the 20 largest global debt markets to see yields decrease during the quarter. In April 2021, U.S. Treasury yields ended lower after four consecutive monthly increases. In Europe, German and Italian sovereign bond yields edged higher. Most non-government bond sectors outperformed the broad fixed income market for the semi-annual period as a whole but still posted negative absolute returns. However, high yield corporate bonds, emerging markets debt, U.S. Treasury inflation protected securities and asset-backed securities gained ground.

Commodities realized strong performance during the semi-annual period. Energy rallied most sharply, as positive COVID-19 vaccine developments boosted demand and supplies remained tight. Among industrial metals, copper similarly advanced on rising global demand. Precious metals ended higher, though both gold and silver had pulled back during the first quarter of 2021 on a brighter economic outlook and a stronger U.S. dollar. Agriculture and livestock produced strong results, with the prices of many commodities in the sub-sector reaching multi-year highs in April 2021.

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

Amid these conditions, developed market equities, as measured by the 29.10% return of the MSCI World Index*, outperformed emerging market equities, as measured by the 22.95% return of the MSCI Emerging Markets Index* for the semi-annual period overall. Among the developed markets, U.S. equities, as measured by the 28.85% return of the S&P 500 Index*, performed in line with non-U.S. equities, as measured by the 28.84% return of the MSCI EAFE Index*. Within the U.S. equity market, small-cap stocks performed best, followed at some distance by mid-cap and then large-cap stocks. Value stocks significantly outpaced growth stocks across the capitalization spectrum. U.S. bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,* and global bonds, as represented by the Bloomberg Barclays Global Aggregate Bond Index,* posted returns of -1.52% and -0.17%, respectively, for the semi-annual period overall. The Bloomberg Barclays U.S. Treasury Index* returned -3.42%, while international government bonds, as represented by the FTSE Non-U.S. WGBI (USD, hedged)*, returned -2.40. Commodities, as represented by the Bloomberg Commodity Index*, returned 25.81% for the semi-annual period as a whole.

Whether you invest in any of our Funds separately or you invest in a mix of AIG Funds through our Asset Allocation Strategies, we believe our mutual funds may provide valuable tools for investors and their financial advisers to help optimize their asset allocations amidst whatever market conditions may arise.

On the following pages, you will find financial statements and portfolio information for each of the Series Funds for the six-month period ended April 30, 2021.

Thank you for being a part of the Series Funds. As always, if you have any questions regarding your investments, please contact your financial professional or get in touch with us directly at 800-858-8850 or at our website, www.aig.com/funds.

Sincerely,

Sharon French
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The AIG Focused Dividend Strategy Fund holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The AIG Select Dividend Growth Fund holds up to 40 high-dividend yielding common stocks selected annually from the Russell 100 Index. The AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund are funds-of-funds, allocated and monitored by SunAmerica Asset Management, LLC.

*  The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of 23 developed markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of 27 emerging markets. The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Aggregate Bond Index represented securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The Bloomberg Barclays U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. The FTSE Non-U.S. WGBI (World Government Bond Index) (USD, hedged) is a market capitalization-weighted bond index consisting of the government bond markets of more than 20 countries, including all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$50 billion. The Bloomberg Commodity Index is a broadly diversified index made up of 23 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

†  Brexit indicates the U.K.'s path out of the European Union.

EXPENSE EXAMPLE — April 30, 2021 — (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Series, Inc. (the "Series"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2020 and held until April 30, 2021.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2021" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2021" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2021" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2021" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended April 30, 2021" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2021" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2021" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' Prospectuses, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2021 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value At November 1, 2020	Ending Account Value Using Actual Return at April 30, 2021	Expenses Paid During the Six Months Ended April 30, 2021*	Beginning Account Value At November 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2021*	Expenses Paid During the Six Months Ended April 30, 2021*	Annualized Expense Ratio*
AIG Multi-Asset Allocation Fund†
Class A	$1,000.00	$1,250.64	$1.17	$1,000.00	$1,023.75	$1.05	0.21%
Class B#	$1,000.00	$1,246.64	$5.01	$1,000.00	$1,020.33	$4.51	0.90%
Class C#	$1,000.00	$1,246.44	$5.01	$1,000.00	$1,020.33	$4.51	0.90%
AIG Active Allocation Fund†
Class A#	$1,000.00	$1,187.17	$1.36	$1,000.00	$1,023.55	$1.25	0.25%
Class B#	$1,000.00	$1,183.09	$4.87	$1,000.00	$1,020.33	$4.51	0.90%
Class C#	$1,000.00	$1,183.43	$4.87	$1,000.00	$1,020.33	$4.51	0.90%
AIG Focused Dividend Strategy Fund
Class A	$1,000.00	$1,230.65	$6.14	$1,000.00	$1,019.29	$5.56	1.11%
Class B	$1,000.00	$1,226.74	$9.77	$1,000.00	$1,016.02	$8.85	1.77%
Class C	$1,000.00	$1,226.59	$9.72	$1,000.00	$1,016.07	$8.80	1.76%
Class W	$1,000.00	$1,231.32	$5.03	$1,000.00	$1,020.28	$4.56	0.91%
AIG Strategic Value Fund
Class A	$1,000.00	$1,374.99	$8.42	$1,000.00	$1,017.70	$7.15	1.43%
Class C#	$1,000.00	$1,368.16	$13.92	$1,000.00	$1,013.04	$11.83	2.37%
Class W#	$1,000.00	$1,374.09	$8.95	$1,000.00	$1,017.26	$7.60	1.52%
AIG Select Dividend Growth Fund
Class A#	$1,000.00	$1,440.21	$6.84	$1,000.00	$1,019.19	$5.66	1.13%
Class C#	$1,000.00	$1,435.27	$10.75	$1,000.00	$1,015.97	$8.90	1.78%
Class W#	$1,000.00	$1,442.43	$5.63	$1,000.00	$1,020.18	$4.66	0.93%

*  Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2021" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2021" and the "Annualized Expense Ratio" would have been lower.

†  Does not include the expenses of the underlying funds that the Funds bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2021" and the "Annualized Expense Ratio" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2021 — (unaudited)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$4,449,335,414	$192,756,700	$76,404,218
Investments at value (affiliated)*	224,443,499	128,428,048	—	—	—
Repurchase agreements (cost approximates value)	—	—	62,029,000	2,129,000	1,154,000
Cash	—	—	243	629	260
Receivable for:
Fund shares sold	21,617	30,324	1,583,972	9,024	50,906
Dividends and interest	96,837	101,892	7,750,008	226,857	74,253
Prepaid expenses and other assets	4,610	5,962	47,725	12,158	4,336
Due from investment adviser for expense reimbursements/fee waivers	1,956	—	—	—	—
Total assets	224,568,519	128,566,226	4,520,746,362	195,134,368	77,687,973
LIABILITIES:
Payable for:
Fund shares redeemed	1,088,270	988,422	17,745,377	456,839	18,428
Investments purchased	96,837	101,892	—	—	—
Investment advisory and management fees	18,338	10,490	1,889,490	119,431	46,531
Distribution and account maintenance fees	10,952	8,657	1,551,514	57,019	14,880
Service fees—Class W	—	—	189,927	670	4,042
Transfer agent fees and expenses	20,174	9,909	940,643	53,273	14,799
Directors' fees and expenses	2,985	287	30,652	1,234	—
Other accrued expenses	70,518	53,610	636,782	62,303	29,861
Due to investment adviser for expense recoupments	—	3,027	—	3,068	19,445
Total liabilities	1,308,074	1,176,294	22,984,385	753,837	147,986
Net Assets	$223,260,445	$127,389,932	$4,497,761,977	$194,380,531	$77,539,987
*Cost
Investments (unaffiliated)	$—	$—	$3,741,489,255	$176,130,825	$64,394,555
Investments (affiliated)	$191,321,182	$113,599,776	$—	$—	$—

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2021 — (unaudited) (continued)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,117	$709	$26,232	$594	$392
Paid-in capital	193,100,231	110,663,330	4,318,585,307	153,279,130	64,226,651
	193,101,348	110,664,039	4,318,611,539	153,279,724	64,227,043
Total accumulated earnings (loss)	30,159,097	16,725,893	179,150,438	41,100,807	13,312,944
Net Assets	$223,260,445	$127,389,932	$4,497,761,977	$194,380,531	$77,539,987
Class A:
Net assets	$202,872,352	$111,532,990	$1,815,267,945	$183,512,493	$38,071,899
Shares outstanding	10,150,015	6,201,467	105,558,527	5,592,198	1,921,907
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$19.99	$17.98	$17.20	$32.82	$19.81
Maximum sales charge (5.75% of offering price)	1.22	1.10	1.05	2.00	1.21
Maximum offering price to public	$21.21	$19.08	$18.25	$34.82	$21.02
Class B:
Net assets	$10,806,750	$6,162,474	$170,469,905	$—	$—
Shares outstanding	542,746	346,524	10,004,113	—	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$19.91	$17.78	$17.04	$—	$—
Class C:
Net assets	$9,581,343	$9,694,468	$1,030,324,023	$5,209,524	$4,883,927
Shares outstanding	480,797	542,588	60,475,840	174,663	247,881
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$19.93	$17.87	$17.04	$29.83	$19.70
Class W:
Net assets	$—	$—	$1,481,700,104	$5,658,514	$34,584,161
Shares outstanding	—	—	86,285,126	172,571	1,754,159
Net asset value, offering and redemption price per share	$—	$—	$17.17	$32.79	$19.72

See Notes to Financial Statements.

STATEMENT OF OPERATIONS — For the six months ended April 30, 2021 — (unaudited)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$73,620,225	$2,390,353	$713,375
Dividends (affiliated)	1,848,252	1,109,305	—	—	—
Total investment income	1,848,252	1,109,305	73,620,225	2,390,353	713,375
Expenses:
Investment advisory and management fees	106,740	61,406	11,561,369	668,569	174,169
Distribution and account maintenance fees:
Class A	—	—	3,081,564	290,992	55,237
Class B	34,135	20,817	890,364	—	—
Class C	30,324	29,977	5,534,759	24,700	20,523
Service fees—Class W	—	—	1,211,587	3,630	7,630
Transfer agent fees and expenses:
Class A	26,687	12,587	2,009,123	210,009	36,645
Class B	3,247	1,868	204,790	—	—
Class C	3,410	2,565	1,243,794	7,355	4,971
Class W	—	—	1,801,984	5,676	11,191
Registration fees:
Class A	12,355	10,967	17,457	11,852	9,743
Class B	7,240	6,435	5,566	—	—
Class C	7,356	6,407	14,038	6,749	6,666
Class W	—	—	19,944	5,890	6,436
Custodian and accounting fees	6,087	6,087	194,290	13,551	12,105
Reports to shareholders	4,025	2,757	79,554	179	2,108
Audit and tax fees	4,198	4,201	7,078	4,629	5,171
Legal fees	18,149	14,286	186,763	13,541	9,503
Directors' fees and expenses	16,071	7,746	324,564	12,200	1,557
Interest expense	—	—	4,002	85	—
Other expenses	22,505	22,070	96,264	20,723	14,620
Total expenses before fee waivers, expense reimbursements, and expense recoupments	302,529	210,176	28,488,854	1,300,330	378,275
Net (fees waived and expenses reimbursed)/recouped by investment advisor/distributor (Note 3)	(12,234)	(7,886)	—	1,256	(112,155)
Net expenses	290,295	202,290	28,488,854	1,301,586	266,120
Net investment income (loss)	1,557,957	907,015	45,131,371	1,088,767	447,255
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	97,823,909	25,795,358	2,434,162
Net realized gain (loss) on investments (affiliated)	3,106,714	1,501,534	—	—	—
Net realized gain from capital gain distributions from underlying funds (affiliated)	1,916,399	2,285,685	—	—	—
Net realized gain (loss) on investments and foreign currencies	5,023,113	3,787,219	97,823,909	25,795,358	2,434,162
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	837,517,107	28,706,066	11,980,418
Change in unrealized appreciation (depreciation) on investments (affiliated)	40,330,717	16,026,839	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	40,330,717	16,026,839	837,517,107	28,706,066	11,980,418
Net realized and unrealized gain (loss) on investments and foreign currencies	45,353,830	19,814,058	935,341,016	54,501,424	14,414,580
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,911,787	$20,721,073	$980,472,387	$55,590,191	$14,861,835

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	AIG Multi-Asset Allocation Fund		AIG Active Allocation Fund
	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,557,957	$3,136,116	$907,015	$1,709,909
Net realized gain (loss) on investments and foreign currencies	5,023,113	367,913	3,787,219	3,214,769
Net unrealized gain (loss) on investments and foreign currencies	40,330,717	(8,904,258)	16,026,839	(2,497,618)
Net increase (decrease) in net assets resulting from operations	46,911,787	(5,400,229)	20,721,073	2,427,060
Distributions to shareholders from:
Distributable earnings (Class A)	(4,447,760)	(14,570,028)	(3,338,452)	(8,862,383)
Distributable earnings (Class B)	(182,534)	(852,624)	(191,973)	(654,102)
Distributable earnings (Class C)	(168,468)	(1,081,606)	(252,535)	(1,067,129)
Distributable earnings (Class W)	—	—	—	—
Total distributions to shareholders	(4,798,762)	(16,504,258)	(3,782,960)	(10,583,614)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(10,397,763)	(8,568,042)	(2,283,761)	(3,482,650)
Total increase (decrease) in net assets	31,715,262	(30,472,529)	14,654,352	(11,639,204)
NET ASSETS:
Beginning of period	191,545,183	222,017,712	112,735,580	124,374,784
End of period	$223,260,445	$191,545,183	$127,389,932	$112,735,580

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	AIG Focused Dividend Strategy Fund		AIG Strategic Value Fund		AIG Select Dividend Growth Fund
	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$45,131,371	$231,627,728	$1,088,767	$2,483,749	$447,255	$831,206
Net realized gain (loss) on investments and foreign currencies	97,823,909	(637,360,833)	25,795,358	(1,906,167)	2,434,162	334,511
Net unrealized gain (loss) on investments and foreign currencies	837,517,107	(532,491,386)	28,706,066	(21,267,168)	11,980,418	(2,779,308)
Net increase (decrease) in net assets resulting from operations	980,472,387	(938,224,491)	55,590,191	(20,689,586)	14,861,835	(1,613,591)
Distributions to shareholders from:
Distributable earnings (Class A)	(18,254,329)	(151,258,569)	(2,212,227)	(6,599,545)	(268,140)	(730,038)
Distributable earnings (Class B)	(1,303,031)	(17,797,190)	—	—	—	—
Distributable earnings (Class C)	(8,014,630)	(138,592,258)	(35,932)	(324,877)	(22,552)	(71,306)
Distributable earnings (Class W)	(18,373,634)	(242,410,378)	(58,940)	(207,760)	(46,742)	(52,026)
Total distributions to shareholders	(45,945,624)	(550,058,395)	(2,307,099)	(7,132,182)	(337,434)	(853,370)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,087,108,833)	(3,062,747,155)	(11,520,843)	(19,554,806)	32,995,999	(11,092,008)
Total increase (decrease) in net assets	(152,582,070)	(4,551,030,041)	41,762,249	(47,376,574)	47,520,400	(13,558,969)
NET ASSETS:
Beginning of period	4,650,344,047	9,201,374,088	152,618,282	199,994,856	30,019,587	43,578,556
End of period	$4,497,761,977	$4,650,344,047	$194,380,531	$152,618,282	$77,539,987	$30,019,587

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG MULTI-ASSET ALLOCATION FUND
Class A
10/31/16	$16.00	$0.18	$0.18	$0.36	$(0.25)	$—	$(0.25)	$16.11	2.33%	$154,476	0.20%		1.14%		18%
10/31/17	16.11	0.22	2.14	2.36	(0.21)	—	(0.21)	18.26	14.75	169,484	0.20		1.26		12
10/31/18	18.26	0.25	(0.30)	(0.05)	(0.42)	—	(0.42)	17.79	(0.30)	203,084	0.24		1.35		7
10/31/19	17.79	0.29	0.45	0.74	(0.45)	—	(0.45)	18.08	4.34	193,502	0.22		1.67		5
10/31/20	18.08	0.27	(0.60)	(0.33)	(0.35)	(1.04)	(1.39)	16.36	(2.32)	173,090	0.21		1.63		10
04/30/21(5)	16.36	0.14	3.91	4.05	(0.26)	(0.16)	(0.42)	19.99	25.06	202,872	0.21	(6)	1.52	(6)	5
Class B
10/31/16	$15.88	$0.07	$0.19	$0.26	$(0.13)	$—	$(0.13)	$16.01	1.65%	$21,705	0.88%		0.45%		18%
10/31/17	16.01	0.10	2.13	2.23	(0.09)	—	(0.09)	18.15	13.95	19,438	0.90	(4)	0.56	(4)	12
10/31/18	18.15	0.13	(0.30)	(0.17)	(0.29)	—	(0.29)	17.69	(0.99)	15,408	0.90	(4)	0.71	(4)	7
10/31/19	17.69	0.18	0.44	0.62	(0.33)	—	(0.33)	17.98	3.61	12,599	0.90	(4)	1.01	(4)	5
10/31/20	17.98	0.16	(0.63)	(0.47)	(0.22)	(1.04)	(1.26)	16.25	(3.08)	9,644	0.90	(4)	0.96	(4)	10
04/30/21(5)	16.25	0.08	3.89	3.97	(0.15)	(0.16)	(0.31)	19.91	24.66	10,807	0.90	(4)(6)	0.84	(4)(6)	5
Class C
10/31/16	$15.88	$0.08	$0.18	$0.26	$(0.14)	$—	$(0.14)	$16.00	1.67%	$92,667	0.84%		0.50%		18%
10/31/17	16.00	0.11	2.13	2.24	(0.10)	—	(0.10)	18.14	14.05	83,432	0.84		0.62		12
10/31/18	18.14	0.15	(0.32)	(0.17)	(0.30)	—	(0.30)	17.67	(0.99)	20,872	0.89		0.78		7
10/31/19	17.67	0.18	0.45	0.63	(0.33)	—	(0.33)	17.97	3.66	15,916	0.90	(4)	0.99	(4)	5
10/31/20	17.97	0.16	(0.60)	(0.44)	(0.22)	(1.04)	(1.26)	16.27	(2.90)	8,811	0.90	(4)	0.96	(4)	10
04/30/21(5)	16.27	0.08	3.89	3.97	(0.15)	(0.16)	(0.31)	19.93	24.64	9,581	0.90	(4)(6)	0.85	(4)(6)	5

(1)  Calculated based upon average shares outstanding.

(2)  Total return does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/16	10/31/17	10/31/18	10/31/19	10/31/20	04/30/21(5)(6)
AIG Multi-Asset Allocation Class B	—%	0.01%	0.07%	0.09%	0.09%	0.11%
AIG Multi-Asset Allocation Class C	—	—	—	0.04	0.04	0.13

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG ACTIVE ALLOCATION FUND
Class A
10/31/16	$15.43	$0.23	$0.16	$0.39	$(0.31)	$—	$(0.31)	$15.51	2.59%	$79,796	0.22%		1.53%		29%
10/31/17	15.51	0.25	2.03	2.28	(0.24)	—	(0.24)	17.55	14.81	91,194	0.23		1.51		12
10/31/18	17.55	0.26	(0.23)	0.03	(0.45)	—	(0.45)	17.13	0.10	106,578	0.25	(4)	1.49	(4)	17
10/31/19	17.13	0.28	0.51	0.79	(0.44)	(0.78)	(1.22)	16.70	5.06	102,720	0.25	(4)	1.69	(4)	14
10/31/20	16.70	0.24	0.15	0.39	(0.28)	(1.18)	(1.46)	15.63	2.28	98,205	0.25	(4)	1.56	(4)	18
04/30/21(5)	15.63	0.13	2.76	2.89	(0.15)	(0.39)	(0.54)	17.98	18.72	111,533	0.25	(4)(6)	1.56	(4)(6)	8
Class B
10/31/16	$15.29	$0.13	$0.17	$0.30	$(0.21)	$—	$(0.21)	$15.38	1.98%	$14,091	0.90	%(4)	0.85	%(4)	29%
10/31/17	15.38	0.14	2.01	2.15	(0.13)	—	(0.13)	17.40	14.02	13,031	0.90	(4)	0.84	(4)	12
10/31/18	17.40	0.15	(0.24)	(0.09)	(0.34)	—	(0.34)	16.97	(0.56)	10,651	0.90	(4)	0.85	(4)	17
10/31/19	16.97	0.18	0.49	0.67	(0.33)	(0.78)	(1.11)	16.53	4.35	8,172	0.90	(4)	1.06	(4)	14
10/31/20	16.53	0.15	0.14	0.29	(0.17)	(1.18)	(1.35)	15.47	1.66	6,242	0.90	(4)	0.93	(4)	18
04/30/21(5)	15.47	0.08	2.72	2.80	(0.10)	(0.39)	(0.49)	17.78	18.31	6,162	0.90	(4)(6)	0.93	(4)(6)	8
Class C
10/31/16	$15.35	$0.14	$0.16	$0.30	$(0.21)	$—	$(0.21)	$15.44	2.01%	$52,428	0.86%		0.90%		29%
10/31/17	15.44	0.14	2.02	2.16	(0.13)	—	(0.13)	17.47	14.06	47,569	0.88		0.86		12
10/31/18	17.47	0.16	(0.26)	(0.10)	(0.34)	—	(0.34)	17.03	(0.61)	17,192	0.90	(4)	0.86	(4)	17
10/31/19	17.03	0.17	0.51	0.68	(0.33)	(0.78)	(1.11)	16.60	4.39	13,483	0.90	(4)	1.06	(4)	14
10/31/20	16.60	0.15	0.14	0.29	(0.17)	(1.18)	(1.35)	15.54	1.64	8,288	0.90	(4)	0.94	(4)	18
04/30/21(5)	15.54	0.08	2.73	2.81	(0.09)	(0.39)	(0.48)	17.87	18.34	9,694	0.90	(4)(6)	0.89	(4)(6)	8

(1)  Calculated based upon average shares outstanding.

(2)  Total return does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/16	10/31/17	10/31/18	10/31/19	10/31/20	04/30/21(5)(6)
AIG Active Allocation Class A	—%	—%	0.01%	0.01%	0.01%	(0.01)%
AIG Active Allocation Class B	0.08	0.05	0.12	0.15	0.16	0.19
AIG Active Allocation Class C	—	—	0.03	0.09	0.10	0.13

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG FOCUSED DIVIDEND STRATEGY FUND
Class A
10/31/16	$17.61	$0.51	$0.12	$0.63	$(0.42)	$(1.16)	$(1.58)	$16.66	4.38%	$4,849,219	1.05%		3.16%		60%
10/31/17	16.66	0.45	2.28	2.73	(0.54)	(0.04)	(0.58)	18.81	16.57	4,598,192	1.04		2.52		45
10/31/18	18.81	0.47	0.15	0.62	(0.44)	(1.44)	(1.88)	17.55	3.03	3,570,189	1.04		2.57		38
10/31/19	17.55	0.50	0.39	0.89	(0.49)	(0.78)	(1.27)	17.17	5.42	2,381,987	1.05		2.90		37
10/31/20	17.17	0.55	(2.42)	(1.87)	(0.60)	(0.58)	(1.18)	14.12	(11.33)	1,666,379	1.09		3.60		68
04/30/21(3)	14.12	0.16	3.09	3.25	(0.17)	—	(0.17)	17.20	23.06	1,815,268	1.11	(4)	2.03	(4)	7
Class B
10/31/16	$17.49	$0.41	$0.13	$0.54	$(0.32)	$(1.16)	$(1.48)	$16.55	3.79%	$381,223	1.70%		2.53%		60%
10/31/17	16.55	0.33	2.25	2.58	(0.43)	(0.04)	(0.47)	18.66	15.73	424,998	1.69		1.85		45
10/31/18	18.66	0.35	0.15	0.50	(0.32)	(1.44)	(1.76)	17.40	2.37	378,559	1.69		1.92		38
10/31/19	17.40	0.38	0.39	0.77	(0.38)	(0.78)	(1.16)	17.01	4.72	303,543	1.70		2.26		37
10/31/20	17.01	0.46	(2.40)	(1.94)	(0.50)	(0.58)	(1.08)	13.99	(11.93)	175,031	1.75		2.97		68
04/30/21(3)	13.99	0.11	3.05	3.16	(0.11)	—	(0.11)	17.04	22.67	170,470	1.77	(4)	1.39	(4)	7
Class C
10/31/16	$17.48	$0.40	$0.13	$0.53	$(0.32)	$(1.16)	$(1.48)	$16.53	3.75%	$3,628,575	1.70%		2.51%		60%
10/31/17	16.53	0.33	2.26	2.59	(0.43)	(0.04)	(0.47)	18.65	15.80	3,682,928	1.69		1.87		45
10/31/18	18.65	0.35	0.14	0.49	(0.32)	(1.44)	(1.76)	17.38	2.31	3,142,587	1.69		1.92		38
10/31/19	17.38	0.38	0.39	0.77	(0.37)	(0.78)	(1.15)	17.00	4.78	2,421,728	1.70		2.27		37
10/31/20	17.00	0.47	(2.40)	(1.93)	(0.50)	(0.58)	(1.08)	13.99	(11.89)	1,117,141	1.74		2.99		68
04/30/21(3)	13.99	0.11	3.05	3.16	(0.11)	—	(0.11)	17.04	22.66	1,030,324	1.76	(4)	1.40	(4)	7
Class W
10/31/16	$17.60	$0.53	$0.14	$0.67	$(0.46)	$(1.16)	$(1.62)	$16.65	4.60%	$3,523,472	0.85%		3.30%		60%
10/31/17	16.65	0.47	2.29	2.76	(0.58)	(0.04)	(0.62)	18.79	16.80	5,499,586	0.84		2.67		45
10/31/18	18.79	0.51	0.15	0.66	(0.49)	(1.44)	(1.93)	17.52	3.21	5,289,972	0.84		2.77		38
10/31/19	17.52	0.53	0.39	0.92	(0.52)	(0.78)	(1.30)	17.14	5.66	4,094,116	0.85		3.13		37
10/31/20	17.14	0.61	(2.44)	(1.83)	(0.63)	(0.58)	(1.21)	14.10	(11.11)	1,691,794	0.88		3.83		68
04/30/21(3)	14.10	0.18	3.07	3.25	(0.18)	—	(0.18)	17.17	23.13	1,481,700	0.91	(4)	2.25	(4)	7

(1)  Calculated based upon average shares outstanding.

(2)  Total return does not reflect sales load.

(3)  Unaudited

(4)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG STRATEGIC VALUE FUND
Class A
10/31/16	$25.74	$0.37	$0.10	$0.47	$(0.36)	$—	$(0.36)	$25.85	1.88%	$175,724	1.42%		1.47%		56%
10/31/17	25.85	0.26	4.63	4.89	(0.36)	—	(0.36)	30.38	19.04	186,261	1.42		0.90		52
10/31/18	30.38	0.34	(0.08)	0.26	(0.25)	—	(0.25)	30.39	0.82	197,855	1.45		1.08		46
10/31/19	30.39	0.40	0.63	1.03	(0.37)	(2.96)	(3.33)	28.09	4.08	184,235	1.45		1.44		54
10/31/20	28.09	0.37	(3.25)	(2.88)	(0.43)	(0.59)	(1.02)	24.19	(10.76)	144,370	1.50		1.46		47
04/30/21(5)	24.19	0.18	8.83	9.01	(0.38)	—	(0.38)	32.82	37.50	183,512	1.43	(3)	1.25	(3)	68
Class C
10/31/16	$23.81	$0.19	$0.10	$0.29	$(0.21)	$—	$(0.21)	$23.89	1.24%	$52,036	2.08%		0.80%		56%
10/31/17	23.89	0.07	4.28	4.35	(0.20)	—	(0.20)	28.04	18.26	50,353	2.08		0.25		52
10/31/18	28.04	0.13	(0.11)	0.02	(0.07)	—	(0.07)	27.99	0.07	11,145	2.15		0.40		46
10/31/19	27.99	0.17	0.57	0.74	(0.17)	(2.96)	(3.13)	25.60	3.26	10,035	2.20		0.69		54
10/31/20	25.60	0.16	(2.94)	(2.78)	(0.26)	(0.59)	(0.85)	21.97	(11.35)	4,275	2.32		0.65		47
04/30/21(5)	21.97	0.04	8.02	8.06	(0.20)	—	(0.20)	29.83	36.82	5,210	2.37	(3)(4)	0.31	(3)(4)	68
Class W
04/20/17@-10/31/17	$28.02	$0.09	$2.26	$2.35	$—	$—	$—	$30.37	8.39%	$2,559	1.52	%(3)(4)	0.58	%(3)(4)	52%
10/31/18	30.37	0.31	(0.07)	0.24	(0.23)	—	(0.23)	30.38	0.76	3,881	1.52	(4)	1.00	(4)	46
10/31/19	30.38	0.36	0.65	1.01	(0.36)	(2.96)	(3.32)	28.07	3.99	5,725	1.52	(4)	1.34	(4)	54
10/31/20	28.07	0.37	(3.26)	(2.89)	(0.42)	(0.59)	(1.01)	24.17	(10.79)	3,973	1.52	(4)	1.44	(4)	47
04/30/21(5)	24.17	0.17	8.81	8.98	(0.36)	—	(0.36)	32.79	37.41	5,659	1.52	(3)(4)	1.15	(3)(4)	68

(1)  Calculated based upon average shares outstanding.

(2)  Total return does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/17		10/31/18	10/31/19	10/31/20	04/30/21(3)(5)
AIG Strategic Value Class C	—%		—%	—%	—%	0.02%
AIG Strategic Value Class W	3.25	(3)	(0.14)	0.08	0.01	(0.07)

(5)  Unaudited

@  Inception date of class.

See Notes to Financial Statement

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG SELECT DIVIDEND GROWTH FUND
Class A
10/31/16	$15.68	$0.24	$0.71	$0.95	$(0.24)	$(1.46)	$(1.70)	$14.93	7.20%	$39,422	1.56%		1.65%		69%
10/31/17	14.93	0.25	2.29	2.54	(0.27)	(0.25)	(0.52)	16.95	17.19	40,917	1.63		1.57		72
10/31/18	16.95	0.23	0.40	0.63	(0.24)	(0.93)	(1.17)	16.41	3.54	36,825	1.68		1.34		77
10/31/19	16.41	0.33	0.65	0.98	(0.33)	(2.31)	(2.64)	14.75	7.51	36,415	1.16		2.32		66
10/31/20	14.75	0.34	(0.87)	(0.53)	(0.35)	—	(0.35)	13.87	(3.46)	25,449	1.13		2.37		47
04/30/21(5)	13.87	0.18	5.91	6.09	(0.15)	—	(0.15)	19.81	44.02	38,072	1.13	(4)	2.04	(4)	11
Class C
10/31/16	$15.62	$0.10	$0.74	$0.84	$(0.12)	$(1.46)	$(1.58)	$14.88	6.36%	$1,161	2.37%		0.73%		69%
10/31/17	14.88	0.12	2.29	2.41	(0.16)	(0.25)	(0.41)	16.88	16.34	1,746	2.37		0.79		72
10/31/18	16.88	0.11	0.39	0.50	(0.12)	(0.93)	(1.05)	16.33	2.79	1,907	2.37		0.64		77
10/31/19	16.33	0.21	0.67	0.88	(0.24)	(2.31)	(2.55)	14.66	6.84	4,906	1.79		1.56		66
10/31/20	14.66	0.24	(0.85)	(0.61)	(0.25)	—	(0.25)	13.80	(4.08)	3,387	1.78		1.71		47
04/30/21(5)	13.80	0.12	5.87	5.99	(0.09)	—	(0.09)	19.70	43.53	4,884	1.78	(4)	1.40	(4)	11
Class W
10/31/16	$15.65	$0.21	$0.75	$0.96	$(0.26)	$(1.46)	$(1.72)	$14.89	7.25%	$241	1.52%		1.56%		69%
10/31/17	14.89	0.24	2.32	2.56	(0.29)	(0.25)	(0.54)	16.91	17.37	635	1.52		1.55		72
10/31/18	16.91	0.25	0.40	0.65	(0.27)	(0.93)	(1.20)	16.36	3.70	1,151	1.52		1.46		77
10/31/19	16.36	0.34	0.67	1.01	(0.37)	(2.31)	(2.68)	14.69	7.76	2,258	0.95		2.46		66
10/31/20	14.69	0.37	(0.88)	(0.51)	(0.38)	—	(0.38)	13.80	(3.33)	1,183	0.93		2.60		47
04/30/21(5)	13.80	0.12	5.96	6.08	(0.16)	—	(0.16)	19.72	44.24	34,584	0.93	(4)	1.79	(4)	11

(1)  Calculated based upon average shares outstanding.

(2)  Total return does not reflect sales load. It does include expense reimbursements (recoupments).

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/16	10/31/17	10/31/18	10/31/19	10/31/20	04/30/21(4)(5)
AIG Select Dividend Growth Class A	0.02%	0.00%	0.01%	0.55%	0.69%	0.50%
AIG Select Dividend Growth Class C	0.64	0.88	0.47	0.83	0.93	0.73
AIG Select Dividend Growth Class W	5.19	2.18	1.01	1.19	1.26	0.31

(4)  Annualized

(5)  Unaudited

See Notes to Financial Statements

AIG Multi-Asset Allocation Fund

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.9%
Domestic Fixed Income Investment Companies	20.0
Commodity Strategy Investment Companies	10.3
Foreign Equity Investment Companies	9.8
Global Strategies Investment Companies	9.5
100.5%

* Calculated as a percentage of net assets

AIG Multi-Asset Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.5%
Commodity Strategy Investment Companies—10.3%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A† (cost $21,194,242)	3,069,320	$22,866,432
Domestic Equity Investment Companies—50.9%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	317,055	5,453,349
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	868,309	17,201,195
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	701,018	23,007,405
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,242,472	22,463,894
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A†	355,777	11,633,892
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A†	313,191	11,105,735
SunAmerica Specialty Series, AIG Small-Cap Quality Fund, Class A†	1,043,974	22,800,390
Total Domestic Equity Investment Companies (cost $85,351,147)		113,665,860
Domestic Fixed Income Investment Companies—20.0%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,158,120	7,316,030
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	3,032,818	10,614,866
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,406,242	22,281,801
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	580,256	4,491,179
Total Domestic Fixed Income Investment Companies (cost $44,714,023)		44,703,876
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—9.8%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,747,473	$15,290,393
SunAmerica Equity Funds, AIG Japan Fund, Class A	805,842	6,672,368
Total Foreign Equity Investment Companies (cost $20,305,993)		21,962,761
Global Strategies Investment Companies—9.5%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $191,306,768)	1,313,826	21,244,570
TOTAL INVESTMENTS (cost $191,321,182)(1)	100.5%	224,443,499
Liabilities in excess of other assets	(0.5)	(1,183,054)
NET ASSETS	100.0%	$223,260,445

# See Note 5

@ The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

AIG Multi-Asset Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2021 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$224,443,499	$—	$—	$224,443,499

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Active Allocation Fund

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	51.2%
Domestic Fixed Income Investment Companies	36.2
Foreign Equity Investment Companies	8.8
Global Strategies Investment Companies	3.8
Commodity Strategy Investment Companies	0.8
100.8%

* Calculated as a percentage of net assets

AIG Active Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.8%
Commodity Strategy Investment Companies—0.8%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A† (cost $854,247)	135,631	$1,010,451
Domestic Equity Investment Companies—51.2%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	310,064	5,333,094
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	519,442	10,290,141
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	393,536	12,915,865
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	372,738	6,739,096
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A†	394,733	12,907,764
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A†	361,926	12,833,896
SunAmerica Specialty Series, AIG Small-Cap Quality Fund, Class A†	191,943	4,192,047
Total Domestic Equity Investment Companies (cost $52,415,567)		65,211,903
Domestic Fixed Income Investment Companies—36.2%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,287,643	7,755,109
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	2,921,941	10,226,794
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,491,841	23,074,444
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	665,088	5,147,783
Total Domestic Fixed Income Investment Companies (cost $45,731,599)		46,204,130
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—8.8%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	948,740	$8,301,477
SunAmerica Equity Funds, AIG Japan Fund, Class A	347,734	2,879,241
Total Foreign Equity Investment Companies (cost $10,150,270)		11,180,718
Global Strategies Investment Companies—3.8%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $4,448,093)	298,135	4,820,846
TOTAL INVESTMENTS (cost $113,599,776)(1)	100.8%	128,428,048
Liabilities in excess of other assets	(0.8)	(1,038,116)
NET ASSETS	100.0%	$127,389,932

# See Note 5

@ The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

AIG Active Allocation Fund@

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2021 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$128,428,048	$—	$—	$128,428,048

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Dividend Strategy Fund

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*
Medical-Wholesale Drug Distribution	7.2%
Electronic Components-Semiconductors	6.6
Medical-Drugs	5.8
Food-Misc./Diversified	5.7
Cosmetics & Toiletries	5.5
Consumer Products-Misc.	5.3
Computers	4.4
Diversified Banking Institutions	4.4
Computers-Memory Devices	4.1
Retail-Drug Store	4.1
Oil Companies-Integrated	4.1
Networking Products	3.6
Chemicals-Diversified	3.6
Retail-Building Products	3.5
Diversified Manufacturing Operations	3.4
Computer Services	3.3
Food-Confectionery	3.3
Commercial Services-Finance	3.1
Data Processing/Management	3.1
Medical-Biomedical/Gene	3.0
Beverages-Non-alcoholic	3.0
Internet Security	3.0
Telephone-Integrated	2.9
Retail-Consumer Electronics	2.9
Repurchase Agreements	1.4
100.3%

* Calculated as a percentage of net assets

Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—98.9%
Beverages-Non-alcoholic—3.0%
Coca-Cola Co.	2,509,096	$135,441,002
Chemicals-Diversified—3.6%
Dow, Inc.	2,583,331	161,458,188
Commercial Services-Finance—3.1%
Automatic Data Processing, Inc.	752,339	140,679,870
Computer Services—3.3%
International Business Machines Corp.	1,051,029	149,119,995
Computers—4.4%
HP, Inc.	5,826,300	198,735,093
Computers-Memory Devices—4.1%
NetApp, Inc.	2,465,418	184,142,070
Consumer Products-Misc.—5.3%
Clorox Co.	621,634	113,448,205
Kimberly-Clark Corp.	942,567	125,663,032
		239,111,237
Cosmetics & Toiletries—5.5%
Colgate-Palmolive Co.	1,542,826	124,506,058
Procter & Gamble Co.	919,232	122,643,934
		247,149,992
Data Processing/Management—3.1%
Paychex, Inc.	1,416,058	138,051,494
Diversified Banking Institutions—4.4%
JPMorgan Chase & Co.	1,272,865	195,779,366
Diversified Manufacturing Operations—3.4%
3M Co.	772,658	152,321,798
Electronic Components- Semiconductors—6.6%
Broadcom, Inc.	327,706	149,499,477
Texas Instruments, Inc.	829,467	149,727,088
		299,226,565
Food-Confectionery—3.3%
J.M. Smucker Co.	1,117,239	146,347,137
Food-Misc./Diversified—5.7%
Campbell Soup Co.	2,637,877	125,958,627
General Mills, Inc.	2,112,547	128,569,610
		254,528,237
Internet Security—3.0%
NortonLifeLock, Inc.	6,224,830	134,518,576
Medical-Biomedical/Gene—3.0%
Amgen, Inc.	570,357	136,680,352
Medical-Drugs—5.8%
Bristol-Myers Squibb Co.	2,168,578	135,362,639
Merck & Co., Inc.	1,709,349	127,346,500
		262,709,139
Medical-Wholesale Drug Distribution—7.2%
AmerisourceBergen Corp.	1,342,002	162,113,842
Cardinal Health, Inc.	2,663,028	160,687,109
		322,800,951
Security Description	Shares/ Principal Amount	Value (Note 2)
Networking Products—3.6%
Cisco Systems, Inc.	3,215,053	$163,678,348
Oil Companies-Integrated—4.1%
Chevron Corp.	1,774,836	182,932,346
Retail-Building Products—3.5%
Home Depot, Inc.	481,145	155,732,202
Retail-Consumer Electronics—2.9%
Best Buy Co., Inc.	1,138,091	132,325,841
Retail-Drug Store—4.1%
Walgreens Boots Alliance, Inc.	3,448,638	183,122,678
Telephone-Integrated—2.9%
Verizon Communications, Inc.	2,296,988	132,742,937
Total Long-Term Investment Securities (cost $3,741,489,255)		4,449,335,414
REPURCHASE AGREEMENTS—1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $62,029,000 and collateralized by $43,550,000 of United States Treasury Notes, bearing interest at 0.38% due 11/30/2025 and by $18,666,000 of United States Treasury Inflation Protected Securities, bearing interest at 0.13% due 04/15/2026 and having an approximate aggregate value of $63,269,581 (cost $62,029,000)	62,029,000	62,029,000
TOTAL INVESTMENTS (cost $3,803,518,255)(1)	100.3%	4,511,364,414
Liabilities in excess of other assets	(0.3)	(13,602,437)
NET ASSETS	100.0%	$4,497,761,977

(1) See Note 6 for cost of investments on a tax basis.

Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2021 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,449,335,414	$—	$—	$4,449,335,414
Repurchase Agreements	—	62,029,000	—	62,029,000
Total Investments at Value	$4,449,335,414	$62,029,000	$—	$4,511,364,414

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financials Statements

AIG Strategic Value Fund

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*
Banks-Commercial	4.9%
Medical-Drugs	4.3
Diversified Banking Institutions	4.2
Electric-Integrated	3.9
Real Estate Investment Trusts	3.9
Electronic Components-Semiconductors	3.0
Computer Services	2.7
Insurance-Property/Casualty	2.4
Cable/Satellite TV	2.4
Telephone-Integrated	2.3
Web Portals/ISP	2.3
Diagnostic Equipment	2.2
Diversified Manufacturing Operations	2.2
Finance-Other Services	2.1
Chemicals-Diversified	2.0
Oil Companies-Integrated	1.9
Aerospace/Defense	1.9
Cosmetics & Toiletries	1.8
Instruments-Controls	1.7
Pipelines	1.6
Finance-Credit Card	1.6
Networking Products	1.6
Medical-Biomedical/Gene	1.5
Tobacco	1.5
Retail-Building Products	1.4
Retail-Discount	1.4
Multimedia	1.4
Medical Products	1.4
Food-Misc./Diversified	1.3
Transport-Rail	1.2
Insurance Brokers	1.2
Pharmacy Services	1.2
Insurance-Multi-line	1.2
Investment Management/Advisor Services	1.2
Electronic Measurement Instruments	1.1
Commercial Services-Finance	1.1
Repurchase Agreements	1.1
Electric Products-Misc.	1.1
Retail-Restaurants	1.0
Oil Companies-Exploration & Production	1.0
Entertainment Software	1.0
Building-Residential/Commercial	1.0
Hotels/Motels	1.0
Beverages-Non-alcoholic	0.9
Transport-Services	0.8
Brewery	0.8
Auto-Cars/Light Trucks	0.8
Electronic Parts Distribution	0.8
Medical Labs & Testing Services	0.8
Engineering/R&D Services	0.8
Machinery-General Industrial	0.7
Finance-Investment Banker/Broker	0.7
Medical-HMO	0.7
Containers-Paper/Plastic	0.7
Computers	0.7
Distribution/Wholesale	0.7
Investment Companies	0.6
Auto/Truck Parts & Equipment-Original	0.6
Financial Guarantee Insurance	0.6
E-Commerce/Products	0.6
Independent Power Producers	0.6
Aerospace/Defense-Equipment	0.6%
Office Supplies & Forms	0.6
Gold Mining	0.6
Retail-Apparel/Shoe	0.6
Airlines	0.6
Oil-Field Services	0.5
Metal Products-Distribution	0.5
Apparel Manufacturers	0.4
Television	0.4
Real Estate Management/Services	0.4
100.3%

* Calculated as a percentage of net assets

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.2%
Aerospace/Defense—1.9%
Boeing Co.†	5,215	$1,221,927
General Dynamics Corp.	12,831	2,440,841
		3,662,768
Aerospace/Defense-Equipment—0.6%
Howmet Aerospace, Inc.†	36,417	1,163,887
Airlines—0.6%
United Airlines Holdings, Inc.†	19,715	1,072,496
Apparel Manufacturers—0.4%
Hanesbrands, Inc.	41,325	870,305
Auto-Cars/Light Trucks—0.8%
General Motors Co.†	27,094	1,550,319
Auto/Truck Parts & Equipment- Original—0.6%
BorgWarner, Inc.	25,319	1,229,997
Banks-Commercial—4.9%
Citizens Financial Group, Inc.	40,952	1,895,258
First Horizon Corp.	104,919	1,918,968
PacWest Bancorp	51,170	2,221,290
SVB Financial Group†	2,761	1,578,823
Umpqua Holdings Corp.	100,136	1,866,535
		9,480,874
Beverages-Non-alcoholic—0.9%
Keurig Dr Pepper, Inc.	48,170	1,726,894
Brewery—0.8%
Molson Coors Beverage Co., Class B†	29,279	1,608,881
Building-Residential/Commercial—1.0%
D.R. Horton, Inc.	19,956	1,961,475
Cable/Satellite TV—2.4%
Comcast Corp., Class A	60,054	3,372,032
DISH Network Corp., Class A†	27,175	1,217,168
		4,589,200
Chemicals-Diversified—2.0%
Dow, Inc.	34,388	2,149,250
FMC Corp.	15,506	1,833,429
		3,982,679
Commercial Services-Finance—1.1%
S&P Global, Inc.	5,534	2,160,418
Computer Services—2.7%
Cognizant Technology Solutions Corp., Class A	22,195	1,784,478
DXC Technology Co.†	33,235	1,093,764
International Business Machines Corp.	16,973	2,408,129
		5,286,371
Computers—0.7%
HP, Inc.	40,737	1,389,539
Containers-Paper/Plastic—0.7%
Sealed Air Corp.	28,167	1,391,450
Cosmetics & Toiletries—1.8%
Procter & Gamble Co.	26,075	3,478,926
Security Description	Shares	Value (Note 2)
Diagnostic Equipment—2.2%
Danaher Corp.	10,955	$2,781,913
Thermo Fisher Scientific, Inc.	3,330	1,565,866
		4,347,779
Distribution/Wholesale—0.7%
LKQ Corp.†	27,686	1,293,213
Diversified Banking Institutions—4.2%
Bank of America Corp.	56,630	2,295,214
Citigroup, Inc.	23,342	1,662,884
JPMorgan Chase & Co.	26,720	4,109,803
		8,067,901
Diversified Manufacturing Operations—2.2%
Parker-Hannifin Corp.	7,731	2,426,065
Trane Technologies PLC	10,473	1,820,522
		4,246,587
E-Commerce/Products—0.6%
eBay, Inc.	21,595	1,204,785
Electric Products-Misc.—1.1%
Emerson Electric Co.	23,509	2,127,329
Electric-Integrated—3.9%
AES Corp.	36,704	1,021,105
Public Service Enterprise Group, Inc.	38,377	2,423,892
Xcel Energy, Inc.	57,527	4,101,675
		7,546,672
Electronic Components- Semiconductors—3.0%
Intel Corp.	52,276	3,007,438
Texas Instruments, Inc.	15,235	2,750,070
		5,757,508
Electronic Measurement Instruments—1.1%
Fortive Corp.	31,447	2,227,077
Electronic Parts Distribution—0.8%
SYNNEX Corp.	12,353	1,497,184
Engineering/R&D Services—0.8%
AECOM†	22,299	1,481,323
Entertainment Software—1.0%
Activision Blizzard, Inc.	21,985	2,004,812
Finance-Credit Card—1.6%
Discover Financial Services	26,985	3,076,290
Finance-Investment Banker/Broker—0.7%
Evercore, Inc., Class A	10,321	1,446,282
Finance-Other Services—2.1%
CME Group, Inc.	8,251	1,666,620
Nasdaq, Inc.	14,726	2,378,838
		4,045,458
Financial Guarantee Insurance—0.6%
MGIC Investment Corp.	79,408	1,210,178
Food-Misc./Diversified—1.3%
Kraft Heinz Co.	59,472	2,455,599
Gold Mining—0.6%
Newmont Corp.	18,239	1,138,296

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
Hotels/Motels—1.0%
Marriott International, Inc., Class A†	12,969	$1,926,156
Independent Power Producers—0.6%
NRG Energy, Inc.	33,473	1,199,003
Instruments-Controls—1.7%
Honeywell International, Inc.	14,662	3,270,212
Insurance Brokers—1.2%
Brown & Brown, Inc.	44,856	2,385,442
Insurance-Multi-line—1.2%
Hartford Financial Services Group, Inc.	34,940	2,304,642
Insurance-Property/Casualty—2.4%
Progressive Corp.	18,536	1,867,317
Travelers Cos., Inc.	17,755	2,745,988
		4,613,305
Investment Companies—0.6%
Cannae Holdings, Inc.†	31,358	1,244,913
Investment Management/Advisor Services—1.2%
T. Rowe Price Group, Inc.	12,839	2,300,749
Machinery-General Industrial—0.7%
Westinghouse Air Brake Technologies Corp.	17,724	1,454,609
Medical Labs & Testing Services—0.8%
Laboratory Corp. of America Holdings†	5,584	1,484,618
Medical Products—1.4%
Abbott Laboratories	13,199	1,584,936
Hologic, Inc.†	16,253	1,065,384
		2,650,320
Medical-Biomedical/Gene—1.5%
Bio-Rad Laboratories, Inc., Class A†	2,645	1,666,694
Biogen, Inc.†	4,639	1,240,144
		2,906,838
Medical-Drugs—4.3%
Bristol-Myers Squibb Co.	31,975	1,995,879
Johnson & Johnson	21,886	3,561,509
Pfizer, Inc.	73,461	2,839,268
		8,396,656
Medical-HMO—0.7%
Centene Corp.†	22,853	1,410,944
Metal Products-Distribution—0.5%
Worthington Industries, Inc.	13,473	879,248
Multimedia—1.4%
Walt Disney Co.†	14,322	2,664,178
Networking Products—1.6%
Cisco Systems, Inc.	59,454	3,026,803
Office Supplies & Forms—0.6%
ACCO Brands Corp.	133,836	1,148,313
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production—1.0%
Diamondback Energy, Inc.	10,522	$859,963
EOG Resources, Inc.	15,865	1,168,299
		2,028,262
Oil Companies-Integrated—1.9%
Chevron Corp.	16,184	1,668,085
Exxon Mobil Corp.	35,985	2,059,781
		3,727,866
Oil-Field Services—0.5%
Baker Hughes Co.	50,922	1,022,514
Pharmacy Services—1.2%
CVS Health Corp.	30,604	2,338,146
Pipelines—1.6%
Kinder Morgan, Inc.	110,792	1,889,004
Targa Resources Corp.	35,848	1,243,567
		3,132,571
Real Estate Investment Trusts—3.9%
Arbor Realty Trust, Inc.	47,240	835,203
Kimco Realty Corp.	106,898	2,244,858
PotlatchDeltic Corp.	30,700	1,822,352
Simon Property Group, Inc.	10,219	1,244,061
Weyerhaeuser Co.	36,109	1,399,946
		7,546,420
Real Estate Management/Services—0.4%
Realogy Holdings Corp.†	44,188	763,569
Retail-Apparel/Shoe—0.6%
Foot Locker, Inc.	18,846	1,111,537
Retail-Building Products—1.4%
Home Depot, Inc.	8,529	2,760,581
Retail-Discount—1.4%
Walmart, Inc.	19,082	2,669,763
Retail-Restaurants—1.0%
McDonald's Corp.	8,596	2,029,344
Telephone-Integrated—2.3%
Verizon Communications, Inc.	76,543	4,423,420
Television—0.4%
Sinclair Broadcast Group, Inc., Class A	25,951	842,629
Tobacco—1.5%
Philip Morris International, Inc.	30,470	2,894,650
Transport-Rail—1.2%
CSX Corp.	23,698	2,387,573
Transport-Services—0.8%
Expeditors International of Washington, Inc.	14,679	1,612,635
Web Portals/ISP—2.3%
Alphabet, Inc., Class A†	1,877	4,417,519
Total Long-Term Investment Securities (cost $176,130,825)		192,756,700

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $2,129,000 and collateralized by $1,983,900 of United States Treasury Inflation Protected Securities, bearing interest at 0.13% due 04/15/2026 and having an approximate value of $2,171,671 (cost $2,129,000)	$2,129,000	$2,129,000
TOTAL INVESTMENTS (cost $178,259,825)(1)	100.3%	194,885,700
Liabilities in excess of other assets	(0.3)	(505,169)
NET ASSETS	100.0%	$194,380,531

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2021 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$192,756,700	$—	$—	$192,756,700
Repurchase Agreements	—	2,129,000	—	2,129,000
Total Investments at Value	$192,756,700	$2,129,000	$—	$194,885,700

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Select Dividend Growth Fund

PORTFOLIO PROFILE — April 30, 2021 — (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	7.4%
Advertising Agencies	5.9
Chemicals-Diversified	5.8
Oil Refining & Marketing	5.2
Investment Management/Advisor Services	5.0
Insurance-Property/Casualty	4.6
Aerospace/Defense	4.2
Steel-Producers	3.2
Computers-Memory Devices	3.2
Tools-Hand Held	3.1
Oil Companies-Exploration & Production	2.9
Containers-Paper/Plastic	2.8
Instruments-Controls	2.8
Apparel Manufacturers	2.7
Retail-Consumer Electronics	2.7
Commercial Services-Finance	2.6
Medical Instruments	2.5
Data Processing/Management	2.5
Toys	2.4
Insurance-Multi-line	2.4
Diversified Manufacturing Operations	2.4
Food-Meat Products	2.3
Pharmacy Services	2.2
Tobacco	2.1
Medical-Drugs	2.1
Food-Confectionery	2.1
Networking Products	2.0
Finance-Credit Card	2.0
Beverages-Non-alcoholic	1.9
Medical-Wholesale Drug Distribution	1.9
Telecommunication Equipment	1.8
Medical-Biomedical/Gene	1.8
Repurchase Agreements	1.5
100.0%

* Calculated as a percentage of net assets

Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—98.5%
Advertising Agencies—5.9%
Interpublic Group of Cos., Inc.	77,262	$2,453,068
Omnicom Group, Inc.	26,322	2,165,248
		4,618,316
Aerospace/Defense—4.2%
General Dynamics Corp.	9,659	1,837,431
Lockheed Martin Corp.	3,780	1,438,517
		3,275,948
Apparel Manufacturers—2.7%
VF Corp.	23,894	2,094,548
Beverages-Non-alcoholic—1.9%
PepsiCo, Inc.	10,446	1,505,895
Chemicals-Diversified—5.8%
Celanese Corp.	14,710	2,304,322
Eastman Chemical Co.	18,834	2,173,255
		4,477,577
Commercial Services-Finance—2.6%
Automatic Data Processing, Inc.	10,645	1,990,509
Computers-Memory Devices—3.2%
NetApp, Inc.	33,236	2,482,397
Containers-Paper/Plastic—2.8%
Packaging Corp. of America	14,787	2,183,301
Data Processing/Management—2.5%
Paychex, Inc.	19,629	1,913,631
Diversified Manufacturing Operations—2.4%
3M Co.	9,495	1,871,844
Electronic Components- Semiconductors—7.4%
Broadcom, Inc.	4,454	2,031,915
Intel Corp.	29,578	1,701,622
Texas Instruments, Inc.	11,092	2,002,217
		5,735,754
Finance-Credit Card—2.0%
Western Union Co.	59,034	1,520,716
Food-Confectionery—2.1%
Mondelez International, Inc., Class A	26,511	1,612,134
Food-Meat Products—2.3%
Tyson Foods, Inc., Class A	23,214	1,797,924
Instruments-Controls—2.8%
Honeywell International, Inc.	9,596	2,140,292
Insurance-Multi-line—2.4%
Allstate Corp.	14,802	1,876,894
Insurance-Property/Casualty—4.6%
Fidelity National Financial, Inc.	43,618	1,989,853
Progressive Corp.	15,852	1,596,931
		3,586,784
Security Description	Shares	Value (Note 2)
Investment Management/ Advisor Services—5.0%
Franklin Resources, Inc.	66,715	$2,001,450
T. Rowe Price Group, Inc.	10,396	1,862,963
		3,864,413
Medical Instruments—2.5%
Medtronic PLC	14,661	1,919,418
Medical-Biomedical/Gene—1.8%
Amgen, Inc.	5,755	1,379,128
Medical-Drugs—2.1%
AbbVie, Inc.	14,848	1,655,552
Medical-Wholesale Drug Distribution—1.9%
Cardinal Health, Inc.	24,634	1,486,416
Networking Products—2.0%
Cisco Systems, Inc.	30,343	1,544,762
Oil Companies-Exploration & Production—2.9%
EOG Resources, Inc.	30,390	2,237,920
Oil Refining & Marketing—5.2%
Marathon Petroleum Corp.	36,750	2,045,137
Valero Energy Corp.	26,408	1,953,136
		3,998,273
Pharmacy Services—2.2%
CVS Health Corp.	22,336	1,706,470
Retail-Consumer Electronics—2.7%
Best Buy Co., Inc.	17,796	2,069,141
Steel-Producers—3.2%
Steel Dynamics, Inc.	45,905	2,488,969
Telecommunication Equipment—1.8%
Juniper Networks, Inc.	56,499	1,434,510
Tobacco—2.1%
Altria Group, Inc.	34,698	1,656,829
Tools-Hand Held—3.1%
Snap-on, Inc.	9,989	2,373,386
Toys—2.4%
Hasbro, Inc.	19,151	1,904,567
Total Long-Term Investment Securities (cost $64,394,555)		76,404,218

Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — April 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/30/2021, to be repurchased 05/03/2021 in the amount of $1,154,000 and collateralized by $1,075,400 of United States Treasury Inflation Protected Securities, bearing interest at 0.13% due 04/15/2026 and having an approximate aggregate value of $1,177,184 (cost $1,154,000)	$1,154,000	$1,154,000
TOTAL INVESTMENTS (cost $65,548,555)(1)	100.0%	77,558,218
Liabilities in excess of other assets	(0.0)	(18,231)
NET ASSETS	100.0%	$77,539,987

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2021 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$76,404,218	$—	$—	$76,404,218
Repurchase Agreements	—	1,154,000	—	1,154,000
Total Investments at Value	$76,404,218	$1,154,000	$—	$77,558,218

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Series"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Series is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Series consists of five separate mutual funds (each a "Fund" and collectively, the "Funds"). With respect to the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each of these Funds has a principal investment technique to invest in a combination of affiliated SunAmerica funds as described below (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Funds are as follows:

AIG Multi-Asset Allocation Fund seeks growth of capital through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in exchange-traded funds ("ETFs"), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Active Allocation Fund seeks growth of capital and conservation of principal through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in ETFs, although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Focused Dividend Strategy Fund seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

AIG Strategic Value Fund seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

AIG Select Dividend Growth Fund seeks capital appreciation, and secondarily, current income by employing a "buy and hold" strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend paying equity securities.

The AIG Asset Allocation Strategy Funds: AIG Multi-Asset Allocation and AIG Active Allocation, ("Strategy Funds") invest in various AIG funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.aig.com/funds.

The Funds are diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within one year of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective September 30, 2020, Class C shares convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class B and Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 Plan and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services. For the Strategy Funds, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Series' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Series. In addition, pursuant to Indemnification Agreements between the Series and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Series (collectively, the "Disinterested Directors"), the Series provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Series, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Series enters into contracts that contain the obligation to indemnify others. The Series' maximum exposure under these arrangements is unknown. Currently, however, the Series expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of April 30, 2021, is reported on a schedule at the end of each Fund's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of April 30, 2021, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund's Portfolio of Investments and Notes to Financial Statements for more information about a Fund's holdings in repurchase agreements.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from a Fund's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held. The Strategy Funds invest in a combination of AIG Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Strategy Funds, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Funds and do not include indirect expenses borne by each Strategy Fund in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, and AIG Select Dividend Growth Fund. All other Funds pay annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

LIBOR Risk: A Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR's administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund's performance and/or net asset value.

Recent Accounting and Regulatory Developments: In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Funds.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the "Rule"). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board's assignment of its responsibility for the execution of valuation-related activities to a fund's investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Funds.

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

In March 2020, the FASB issued ASU No. 2020-04 "Facilitation of the Effects of Reference Rate Reform on Financial Reporting", which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Series, on behalf of each Fund, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Funds and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Fund to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Fund	Percentage
AIG Multi-Asset Allocation	0.10%
AIG Active Allocation	0.10%
AIG Focused Dividend Strategy	0.60% on the first $1.5 billion
0.50% on the next $1.5 billion
0.40% on assets over $3 billion
AIG Strategic Value	0.75%
AIG Select Dividend Growth	0.75%

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Fund	Percentage
AIG Strategic Value Class A	1.72%
AIG Strategic Value Class C	2.37%
AIG Strategic Value Class W	1.52%
AIG Select Dividend Growth Class A	1.13%
AIG Select Dividend Growth Class C	1.78%
AIG Select Dividend Growth Class W	0.93%

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Funds, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Funds' business. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Fund	Percentage
AIG Multi-Asset Allocation Class A	0.25%
AIG Multi-Asset Allocation Class B	0.90%
AIG Multi-Asset Allocation Class C	0.90%
AIG Active Allocation Class A	0.25%
AIG Active Allocation Class B	0.90%
AIG Active Allocation Class C	0.90%

Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the limitation in effect at the time the waivers and/or reimbursements occurred or (b) the current expense limitation of that share class.

For the six months ended April 30, 2021, pursuant to the contractual and voluntary expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

Fund	Other Expenses Reimbursed
AIG Select Dividend Growth	$59,169
Fund	Class Specific Expenses Reimbursed
AIG Multi-Asset Allocation Class B	$5,973
AIG Multi-Asset Allocation Class C	6,261
AIG Active Allocation Class B	6,274
AIG Active Allocation Class C	6,150
AIG Strategic Value Class C	1,269
AIG Strategic Value Class W	28
AIG Select Dividend Growth Class A	37,362
AIG Select Dividend Growth Class C	9,532
AIG Select Dividend Growth Class W	10,388

For the six months ended April 30, 2021, the amounts recouped by SunAmerica are as follows:

Fund	Class Specific Expenses Recouped
AIG Active Allocation Class A	$4,538
AIG Strategic Value Class C	787
AIG Strategic Value Class W	1,766
AIG Select Dividend Growth Class A	17,438
AIG Select Dividend Growth Class W	2,559

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

At April 30, 2021, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Other Expenses Reimbursed
Fund	October 31, 2021	October 31, 2022	April 30, 2023
AIG Select Dividend Growth	$68,381	$144,192	$59,169
	Class Specific Expenses Reimbursed
Fund	October 31, 2021	October 31, 2022	April 30, 2023
AIG Multi-Asset Allocation Class B	$7,281	$9,272	$5,973
AIG Multi-Asset Allocation Class C	2,223	5,527	6,261
AIG Active Allocation Class B	7,489	11,190	6,274
AIG Active Allocation Class C	6,703	11,609	6,150
AIG Strategic Value Class C	—	—	482
AIG Strategic Value Class W	—	3,675	28
AIG Select Dividend Growth Class A	35,333	64,713	37,362
AIG Select Dividend Growth Class C	6,146	21,113	9,532
AIG Select Dividend Growth Class W	2,490	17,252	10,388

The Series, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. Each Fund has adopted a Distribution Plan on behalf of each class of shares of the Funds (other than Class W shares of each of the Funds and Class A shares of the Strategy Funds) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan of each Fund, as applicable, other than the Strategy Funds, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Funds, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C Plans. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. During the six months ended April 30, 2021, ACS waived fees in the amount of $15,701 for the Class A shares of AIG Select Dividend Growth Fund. Except for the Strategy Funds, the Plans provide that each respective class of shares of each Fund under such plan will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended April 30, 2021, ACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Series, on behalf of the AIG Focused Dividend Strategy Fund, AIG Select Dividend Growth Fund and AIG Strategic Value Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

and shareholder services to Class W shareholders. For the six months ended April 30, 2021, ACS earned fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. ACS has advised the Funds that for the six months ended April 30, 2021, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Fund	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
AIG Multi-Asset Allocation	$52,811	$6,959	$37,807	$—	$2,561	$526
AIG Active Allocation	34,052	4,989	24,322	38	4,751	139
AIG Focused Dividend Strategy	515,538	69,921	365,427	887	217,414	19,221
AIG Strategic Value	25,710	4,570	15,976	—	—	70
AIG Select Dividend Growth	49,957	7,277	35,971	—	—	14

The Series, on behalf of each Fund, has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, pursuant to which AFS receives a fee from each Fund (except the Strategy Funds) to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2021, the Funds incurred the following expenses, which are included in transfer agent fees payable in the Statements of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

	Expense				Payable at April 30, 2021
Fund	Class A	Class B	Class C	Class W	Class A	Class B	Class C	Class W
AIG Focused Dividend Strategy	$1,940,443	$195,936	$1,218,052	$1,776,995	$332,159	$31,944	$193,134	$278,560
AIG Strategic Value	185,342	—	5,447	5,325	33,087	—	964	982
AIG Select Dividend Growth	35,200	—	4,698	11,191	6,842	—	879	5,928

Note 4.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2021 were as follows:

	AIG Multi-Asset Allocation Portfolio	AIG Active Allocation Portfolio	AIG Focused Dividend Strategy Portfolio	AIG Strategic Value Portfolio	AIG Select Dividend Growth Portfolio
Purchases (excluding U.S. government securities)	$10,859,361	$9,581,635	$320,836,113	$119,184,189	$37,039,960
Sales (excluding U.S. government securities)	25,538,226	14,904,241	1,435,770,055	132,199,029	5,069,456
Purchases of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. For the six months ended April 30, 2021, transactions in these securities were as follows:

AIG Multi-Asset Allocation

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2020	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2021
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$217,122	$—	$12,768,917	$237,610	$1,348,007	$(18,093)	$3,649,966	$15,290,393
SunAmerica Equity Funds, AIG Japan Fund, Class A	55,190	—	5,970,831	63,971	799,148	(27,668)	1,464,382	6,672,368
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	159,990	—	7,851,058	625,521	1,637,752	17,389	459,814	7,316,030
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	147,315	—	9,009,139	2,095,341	695,272	(5,710)	211,368	10,614,866
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	167,793	—	19,357,519	5,260,733	1,460,827	(34,811)	(840,813)	22,281,801
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	52,719	—	2,732,531	1,951,664	257,364	(3,781)	68,129	4,491,179
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	64,807	—	5,591,128	368,310	1,726,636	91,136	1,129,411	5,453,349
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	135,920	—	13,493,988	156,882	1,965,715	248,664	5,267,376	17,201,195
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	289,125	—	18,909,652	318,393	2,797,155	743,438	5,833,077	23,007,405
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	—	—	19,374,912	29,268	1,497,155	(396,140)	5,355,547	22,866,432
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	209,407	—	19,196,580	472,663	2,481,142	338,638	4,937,155	22,463,894
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	891,287	9,611,093	1,301,215	743,871	129,958	1,335,497	11,633,892
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	—	1,025,112	9,911,143	1,335,040	1,623,872	518,545	964,879	11,105,735
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	348,864	—	18,745,893	378,132	1,497,155	76,184	3,541,516	21,244,570
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	—	19,395,898	29,269	5,007,155	1,428,965	6,953,413	22,800,390
	$1,848,252	$1,916,399	$191,920,282	$14,624,012	$25,538,226	$3,106,714	$40,330,717	$224,443,499

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

AIG Active Allocation

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2020	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2021
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$117,132	$—	$6,889,228	$277,472	$831,081	$(119,167)	$2,085,025	$8,301,477
SunAmerica Equity Funds, AIG Japan Fund, Class A	24,835	—	2,548,295	80,765	375,688	4,374	621,495	2,879,241
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	157,144	—	6,951,087	902,691	530,581	(6,157)	438,069	7,755,109
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	120,683	—	7,043,848	3,518,760	526,067	32,519	157,734	10,226,794
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	204,672	—	26,130,708	1,821,535	3,780,745	119,377	(1,216,431)	23,074,444
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	60,199	—	4,036,294	1,282,984	271,184	(7,306)	106,995	5,147,783
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	53,991	—	4,669,112	270,191	622,410	(13,009)	1,029,210	5,333,094
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	81,265	—	7,924,913	268,726	1,226,778	228,665	3,094,615	10,290,141
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	153,541	—	10,047,217	389,483	1,066,483	177,770	3,367,878	12,915,865
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	—	—	858,444	18,643	88,562	4,184	217,742	1,010,451
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	57,279	—	4,976,398	809,346	490,950	60,939	1,383,363	6,739,096
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,056,998	11,406,106	1,591,170	1,822,467	343,933	1,389,022	12,907,764
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	—	1,228,687	11,894,173	1,493,527	2,331,122	533,994	1,243,324	12,833,896
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	78,564	—	4,178,653	171,779	342,814	(6,635)	819,863	4,820,846
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	—	3,272,815	79,553	597,309	148,053	1,288,935	4,192,047
	$1,109,305	$2,285,685	$112,827,291	$12,976,625	$14,904,241	$1,501,534	$16,026,839	$128,428,048

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

At April 30, 2021, AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each owned 5% or more of the outstanding shares of the following Funds:

	Holder
Fund	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund
AIG Strategic Value	11.80%	6.63%
AIG Select Dividend Growth	22.13%	13.24%

The Strategy Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Strategy Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and partnerships.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2020
Fund	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
AIG Multi-Asset Allocation	$2,098,598	$1,898,650	$(15,951,175)	$3,993,578	$12,510,680
AIG Active Allocation	293,985	2,788,673	(3,294,875)	1,923,483	8,660,131
AIG Focused Dividend Strategy	12,478,879	(628,429,823)	(139,425,379)	550,058,395	—
AIG Strategic Value	2,034,224	(1,315,211)	(12,901,303)	3,402,841	3,729,341
AIG Select Dividend Growth	41,489	(1,182,100)	(70,843)	853,370	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of October 31, 2020, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

	Unlimited
Fund	ST	LT
AIG Multi-Asset Allocation	$—	$—
AIG Active Allocation	—	—
AIG Focused Dividend Strategy	278,041,241	350,388,582
AIG Strategic Value	1,315,211	—
AIG Select Dividend Growth	—	1,182,100

As of April 30, 2021, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
Cost (tax basis)	$200,063,957	$115,696,084	$3,813,272,686	$179,080,937	$65,648,643
Appreciation	33,554,738	14,959,758	756,060,577	20,944,412	12,151,324
Depreciation	(9,175,196)	(2,227,794)	(57,968,849)	(5,139,649)	(241,749)
Net unrealized appreciation (depreciation)	$24,379,542	$12,731,964	$698,091,728	$15,804,763	$11,909,575

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each series were as follows:

	AIG Multi-Asset Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	126,509	$2,378,955	342,443	$5,677,892	21,627	$403,461	67,533	$1,090,360
Reinvested dividends	231,304	4,188,913	787,656	13,697,359	9,814	177,434	47,437	825,397
Shares redeemed	(859,800)	(16,197,365)	(1,562,051)	(25,728,783)	(45,200)	(839,082)	(128,047)	(2,078,906)
Net increase (decrease) in shares outstanding before automatic conversion	(501,987)	(9,629,497)	(431,952)	(6,353,532)	(13,759)	(258,187)	(13,077)	(163,149)
Shares issued/ (reacquired) upon automatic conversion	70,224	1,326,361	308,290	5,028,388	(36,851)	(692,319)	(94,144)	(1,487,220)
Net increase (decrease)	(431,763)	$(8,303,136)	(123,662)	$(1,325,144)	(50,610)	$(950,506)	(107,221)	$(1,650,369)

	AIG Multi-Asset Allocation Fund
	Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	22,863	$425,887	75,689	$1,247,190
Reinvested dividends	9,151	165,631	60,563	1,052,589
Shares redeemed	(59,181)	(1,101,597)	(265,244)	(4,351,140)
Net increase (decrease) in shares outstanding before automatic conversion	(27,167)	(510,079)	(128,992)	(2,051,361)
Shares issued/ (reacquired) upon automatic conversion	(33,572)	(634,042)	(215,391)	(3,541,168)
Net increase (decrease)	(60,739)	$(1,144,121)	(344,383)	$(5,592,529)

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

	AIG Active Allocation Fund
	Class A				Class B
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	210,024	$3,628,180	421,891	$6,538,260	20,263	$343,745	95,634	$1,471,101
Reinvested dividends	189,416	3,185,482	530,194	8,388,574	11,273	187,237	40,545	638,338
Shares redeemed	(581,268)	(10,013,933)	(1,016,098)	(15,762,679)	(45,232)	(770,389)	(175,592)	(2,682,058)
Net increase (decrease) in shares outstanding before automatic conversion	(181,828)	(3,200,271)	(64,013)	(835,845)	(13,696)	(239,407)	(39,413)	(572,619)
Shares issued/ (reacquired) upon automatic conversion	101,684	1,759,238	194,247	3,064,957	(43,274)	(741,301)	(51,492)	(768,495)
Net increase (decrease)	(80,144)	$(1,441,033)	130,234	$2,229,112	(56,970)	$(980,708)	(90,905)	$(1,341,114)

	AIG Active Allocation Fund
	Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	107,637	$1,831,524	114,091	$1,787,211
Reinvested dividends	15,077	251,635	66,095	1,044,617
Shares redeemed	(54,322)	(927,242)	(314,943)	(4,906,014)
Net increase (decrease) in shares outstanding before automatic conversion	68,392	1,155,917	(134,757)	(2,074,186)
Shares issued/ (reacquired) upon automatic conversion	(59,223)	(1,017,937)	(144,203)	(2,296,462)
Net increase (decrease)	9,169	$137,980	(278,960)	$(4,370,648)

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

	AIG Focused Dividend Strategy Fund
	Class A				Class B
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,118,702	$163,777,193	32,491,602	$486,460,585	110,260	$1,753,258	635,537	$9,704,526
Reinvested dividends	907,746	14,598,635	8,170,831	127,355,567	70,631	1,120,938	980,773	15,306,408
Shares redeemed	(24,202,906)	(388,050,883)	(62,833,118)	(942,900,578)	(2,464,168)	(39,368,476)	(6,740,251)	(99,688,786)
Net increase (decrease) in shares outstanding before automatic conversion	(13,176,458)	(209,675,055)	(22,170,685)	(329,084,426)	(2,283,277)	(36,494,280)	(5,123,941)	(74,677,852)
Shares issued/ (reacquired) upon automatic conversion	704,394	11,524,113	1,460,932	21,639,786	(222,336)	(3,586,069)	(211,231)	(3,035,073)
Net increase (decrease)	(12,472,064)	$(198,150,942)	(20,709,753)	$(307,444,640)	(2,505,613)	$(40,080,349)	(5,335,172)	$(77,712,925)
	AIG Focused Dividend Strategy Fund
	Class C				Class W
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	958,280	$15,252,334	4,570,086	$69,249,503	7,214,470	$116,039,025	27,504,922	$416,610,757
Reinvested dividends	466,017	7,391,345	7,429,473	116,019,169	882,825	14,150,931	12,165,668	190,671,524
Shares redeemed	(20,330,476)	(324,285,589)	(73,315,974)	(1,083,852,691)	(41,832,951)	(669,487,544)	(158,495,499)	(2,367,683,139)
Net increase (decrease) in shares outstanding before automatic conversion	(18,906,179)	(301,641,910)	(61,316,415)	(898,584,019)	(33,735,656)	(539,297,588)	(118,824,909)	(1,760,400,858)
Shares issued/ (reacquired) upon automatic conversion	(488,539)	(7,938,044)	(1,263,663)	(18,604,713)	—	—	—	—
Net increase (decrease)	(19,394,718)	$(309,579,954)	(62,580,078)	$(917,188,732)	(33,735,656)	$(539,297,588)	(118,824,909)	$(1,760,400,858)

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

	AIG Strategic Value Fund
	Class A
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	68,848	$2,048,637	318,905	$7,764,713
Reinvested dividends	76,222	2,131,176	226,314	6,341,305
Shares redeemed	(524,887)	(15,535,124)	(1,168,114)	(29,355,153)
Net increase (decrease) in shares outstanding before automatic conversion	(379,817)	(11,355,311)	(622,895)	(15,249,135)
Shares issued/ (reacquired) upon automatic conversion	4,251	129,266	31,992	835,104
Net increase (decrease)	(375,566)	$(11,226,045)	(590,903)	$(14,414,031)

	AIG Strategic Value Fund
	Class C				Class W
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,484	$445,924	22,114	$541,946	17,689	$537,513	88,691	$2,242,660
Reinvested dividends	1,341	34,206	11,314	289,641	2,099	58,655	7,356	206,126
Shares redeemed	(34,129)	(901,679)	(195,541)	(4,459,594)	(11,593)	(340,151)	(135,634)	(3,126,450)
Net increase (decrease) in shares outstanding before automatic conversion	(15,304)	(421,549)	(162,113)	(3,628,007)	8,195	256,017	(39,587)	(677,664)
Shares issued/ (reacquired) upon automatic conversion	(4,669)	(129,266)	(35,182)	(835,104)	—	—	—	—
Net increase (decrease)	(19,973)	$(550,815)	(197,295)	$(4,463,111)	8,195	$256,017	(39,587)	$(677,664)

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

	AIG Select Dividend Growth Fund
	Class A				Class C
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020		For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	325,220	$5,835,156	294,625	$3,738,635	40,044	$691,200	75,313	$970,927
Reinvested dividends	15,185	267,166	54,623	728,306	1,297	22,429	5,252	71,095
Shares redeemed	(255,631)	(4,471,668)	(984,262)	(13,631,257)	(36,559)	(625,216)	(168,584)	(2,274,925)
Net increase (decrease) in shares outstanding before automatic conversion	84,774	1,630,654	(635,014)	(9,164,316)	4,782	88,413	(88,019)	(1,232,903)
Shares issued/ (reacquired) upon automatic conversion	2,323	44,295	1,147	16,676	(2,334)	(44,295)	(1,153)	(16,676)
Net increase (decrease)	87,097	$1,674,949	(633,867)	$(9,147,640)	2,448	$44,118	(89,172)	$(1,249,579)

	AIG Select Dividend Growth Fund
	Class W
	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,699,498	$31,834,026	53,465	$807,124
Reinvested dividends	2,452	45,023	3,650	48,468
Shares redeemed	(33,511)	(602,117)	(125,143)	(1,550,381)
Net increase (decrease)	1,668,439	$31,276,932	(68,028)	$(694,789)

Note 8.  Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Series' custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line

NOTES TO FINANCIAL STATEMENTS — April 30, 2021 — (unaudited) (continued)

of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended April 30, 2021, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
AIG Focused Dividend Strategy	22	$4,002	$4,520,455	1.45%
AIG Strategic Value	1	85	2,100,000	1.45

As of April 30, 2021, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2021, none of the funds participated in this program.

Note 10.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Funds' investments and net asset values and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

SunAmerica and Touchstone Advisors, Inc. ("Touchstone") announced that they have entered into a definitive agreement for Touchstone to acquire certain assets related to SunAmerica's retail mutual fund management business (the "AIG Funds"). Under the terms of the agreement, subject to shareholder approval, twelve of the AIG Funds, including the five SunAmerica Series, Inc. Funds, are expected to be reorganized into either existing or newly created series of trusts in the Touchstone fund complex (the "Reorganizations"), and subsequently will be advised by Touchstone under its sub-advised mutual fund approach. On February 8, 2021, the Boards of Directors/Trustees of the AIG Funds unanimously approved each of the proposed Reorganizations.

On June 10, 2021, shareholders of each of AIG Active Allocation Fund, AIG Multi-Asset Allocation Fund, of AIG Strategic Value Fund and AIG Select Dividend Growth Fund approved the Reorganizations with respect to each such AIG Fund. The AIG Focused Dividend Strategy Fund adjourned its meeting to conduct additional solicitation for a subsequent meeting on June 29, 2021.

RESULTS OF SPECIAL SHAREHOLDER MEETINGS — (unaudited)

On June 10, 2021, a Special Meeting of Shareholders of AIG Active Allocation Fund (the "Target Fund") was held to consider a proposal to approve an Agreement and Plan of Reorganization (the "Plan") between Touchstone Strategic Trust, on behalf of the Touchstone Balanced Fund (the "Acquiring Fund") and SunAmerica Series, Inc., on behalf of the Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan; (ii) the pro rata distribution, by corresponding class, to the Target Fund's shareholders of the shares of the Acquiring Fund; and (iii) the termination of the Target Fund (each, a "Reorganization" and collectively, the "Reorganizations"). The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
3,452,752	282,162	248,560

On June 10, 2021, a Special Meeting of Shareholders of AIG Multi-Asset Allocation Fund (the "Target Fund") was held to consider a proposal to approve an Agreement and Plan of Reorganization (the "Plan") between Touchstone Strategic Trust, on behalf of the Touchstone Balanced Fund (the "Acquiring Fund") and SunAmerica Series, Inc., on behalf of the Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan; (ii) the pro rata distribution, by corresponding class, to the Target Fund's shareholders of the shares of the Acquiring Fund; and (iii) the termination of the Target Fund (each, a "Reorganization" and collectively, the "Reorganizations"). The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
5,325,021	294,977	519,051

On June 10, 2021, a Special Meeting of Shareholders of AIG Focused Dividend Strategy Fund (the "Target Fund") was held to consider a proposal to approve an Agreement and Plan of Reorganization (the "Plan") between Touchstone Funds Group Trust, on behalf of the Touchstone Dividend Equity Fund (the "Acquiring Fund") and SunAmerica Series, Inc., on behalf of the Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan; (ii) the pro rata distribution, by corresponding class, to the Target Fund's shareholders of the shares of the Acquiring Fund; and (iii) the termination of the Target Fund (each, a "Reorganization" and collectively, the "Reorganizations"). The proposal was adjourned for additional solicitation and another Special Meeting was set for June 29, 2021.

On June 10, 2021, a Special Meeting of Shareholders of AIG Strategic Value Fund (the "Target Fund") was held to consider a proposal to approve an Agreement and Plan of Reorganization (the "Plan") between Touchstone Strategic Trust, on behalf of the Touchstone Value Fund (the "Acquiring Fund") and SunAmerica Series, Inc., on behalf of the Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan; (ii) the pro rata distribution, by corresponding class, to the Target Fund's shareholders of the shares of the Acquiring Fund; and (iii) the termination of the Target Fund (each, a "Reorganization" and collectively, the "Reorganizations"). The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
3,127,424	77,447	68,037

RESULTS OF SPECIAL SHAREHOLDER MEETINGS — (unaudited) (continued)

On June 10, 2021, a Special Meeting of Shareholders of AIG Select Dividend Growth Fund (the "Target Fund") was held to consider a proposal to approve an Agreement and Plan of Reorganization (the "Plan") between Touchstone Funds Group Trust, on behalf of the Touchstone Dividend Equity Fund (the "Acquiring Fund") and SunAmerica Series, Inc., on behalf of the Target Fund, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities (other than certain excluded liabilities) of the Target Fund, as described in the respective Plan; (ii) the pro rata distribution, by corresponding class, to the Target Fund's shareholders of the shares of the Acquiring Fund; and (iii) the termination of the Target Fund (each, a "Reorganization" and collectively, the "Reorganizations"). The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
1,883,692	50,185	12,198

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President

Sharon French, Executive Vice President

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Tim Pettee, Vice President

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02110

Transfer Agent

DST Asset Manager Solutions, Inc.
303 W 11th Street
Kansas City, MO 64105

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to securities held in the Funds which is available in the Series' Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. FUNDS

Information regarding how SunAmerica Series, Inc. Funds voted proxies relating to securities held in the SunAmerica Series, Inc. Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series' Forms N-PORT are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by an independent registered public accounting firm; accordingly, no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.aig.com/funds
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

FOSAN - 4/21

aig.com/funds

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal contro1 over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2)     Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes- Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: July 8, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: July 8, 2021